Financial Instruments - Analysis of Fair Value of Financial Instruments Carried at Amortised (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	£ 179,006	£ 173,692
Deposits by banks	14,359	17,824
Repurchase agreements–non trading	18,286	10,910
Debt securities in issue	50,171	55,906
Subordinated liabilities	3,528	3,601
Loans and advances to customers	207,498	201,619
Loans and advances to banks	2,583	3,515
Reverse repurchase agreements - non trading	23,636	21,127
Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	240,773	233,489
Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	265,350	261,933
Deposits by customers [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	179,006	173,692
Deposits by banks [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	14,359	17,824
Repurchase agreements - non trading [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements–non trading	18,286	10,910
Debt Securities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	50,171	55,906
Subordinated liabilities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	3,528	3,601
Loans and Advances to Customers [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	207,498	201,619
Loans and advances to banks [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	2,583	3,515
Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	23,636	21,127
Other financial assets at amortised cost [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	7,056	7,228
Level 1 [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	6,575	6,390
Level 1 [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	0
Level 1 [member] | Deposits by customers [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	0
Level 1 [member] | Deposits by banks [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	0
Level 1 [member] | Repurchase agreements - non trading [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements–non trading	0
Level 1 [member] | Debt Securities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	0
Level 1 [member] | Subordinated liabilities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	0
Level 1 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	0
Level 1 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	0
Level 1 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	0
Level 1 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	6,575	6,390
Level 2 [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	26,208	24,878
Level 2 [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	88,306	88,323
Level 2 [member] | Deposits by customers [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	96	21
Level 2 [member] | Deposits by banks [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	13,962	16,859
Level 2 [member] | Repurchase agreements - non trading [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements–non trading	18,292	10,923
Level 2 [member] | Debt Securities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	51,736	56,695
Level 2 [member] | Subordinated liabilities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	4,220	3,825
Level 2 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	0
Level 2 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	2,039	3,028
Level 2 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	23,634	21,130
Level 2 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	535	720
Level 3 [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	212,546	204,839
Level 3 [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	179,447	174,739
Level 3 [member] | Deposits by customers [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	179,040	173,762
Level 3 [member] | Deposits by banks [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	407	977
Level 3 [member] | Repurchase agreements - non trading [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements–non trading	0
Level 3 [member] | Debt Securities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	0
Level 3 [member] | Subordinated liabilities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	0
Level 3 [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	212,007	204,391
Level 3 [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	539	448
Level 3 [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	0
Level 3 [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	0
Fair Value [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial assets	245,329	236,107
Fair Value [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Financial liabilities	267,753	263,062
Fair Value [member] | Deposits by customers [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by customers	179,136	173,783
Fair Value [member] | Deposits by banks [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Deposits by banks	14,369	17,836
Fair Value [member] | Repurchase agreements - non trading [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Repurchase agreements–non trading	18,292	10,923
Fair Value [member] | Debt Securities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Debt securities in issue	51,736	56,695
Fair Value [member] | Subordinated liabilities [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Subordinated liabilities	4,220	3,825
Fair Value [member] | Loans and Advances to Customers [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to customers	212,007	204,391
Fair Value [member] | Loans and advances to banks [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Loans and advances to banks	2,578	3,476
Fair Value [member] | Reverse repurchase agreements - non-trading [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Reverse repurchase agreements - non trading	23,634	21,130
Fair Value [member] | Other financial assets at amortised cost [member] | Financial assets at amortised cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [line items]
Other financial assets at amortised cost	£ 7,110	£ 7,110